Label	Element	Value
Angel Oak Financials Income Impact Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ANGEL OAK FINANCIALS INCOME IMPACT FUND
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ANGEL OAK FINANCIALS INCOME IMPACT FUND
Class A | Class C | Institutional Class
a series of Angel Oak Funds Trust
Supplement to the Prospectus, Statement of Additional Information and Summary Prospectus, each dated May 31, 2022, as supplemented to date
July 18, 2022
The Board of Trustees (the “Board”) of Angel Oak Funds Trust has approved the following changes to the Angel Oak Financials Income Fund (the “Fund”), to be effective on or about September 16, 2022 (the “Effective Date”):
The Board approved the change of the Fund’s name from “Angel Oak Financials Income Fund” to “Angel Oak Financials Income Impact Fund.”
As of the Effective Date, all references to “Angel Oak Financials Income Fund” in the Prospectus, Statement of Additional Information and Summary Prospectus are changed to “Angel Oak Financials Income Impact Fund.”
In addition, the Board adopted changes to the principal investment strategies of the Fund. On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for the Fund. Please note that the New Prospectus reflecting the changes for the Fund are not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date.
Accordingly, the following changes to the Fund’s principal investment strategies disclosure and related risk disclosure are effective as of the Effective Date:

Strategy [Heading]	rr_StrategyHeading	The “Principal Investment Strategies” section in the Fund’s Summary Prospectus and Prospectus is hereby replaced in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In pursuing its investment objective, the Fund will, under normal circumstances, invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in the securities of financial institutions (measured at the time of purchase). The Fund will principally invest in investments that the Adviser believes have positive aggregate environmental, social and/or governance (“ESG”) impact outcomes. For purposes of the Fund’s 80% investment policy, the Fund may invest in debt securities, including bank-issued subordinated debt (“sub-debt”), unrated debt, senior debt, preferred securities, high yield securities and TruPS; equity securities, including common equity, preferred equity, convertible securities and warrants; Structured Products (as defined below) and securitizations, including equity and junior debt tranches of such instruments; or derivative instruments that invest substantially all of their assets in securities that are issued by or linked to, or otherwise provide investment exposure to, businesses in the financial institutions sector. As discussed in more detail below, the Adviser believes that investments with positive aggregate ESG outcomes are those that provide measurable environmental, social and/or governance benefits.
The Fund invests primarily in debt issued by financial institutions, including bank-issued sub-debt, senior debt, preferred securities, high yield securities and trust-preferred securities (“TruPS”).
The Fund may invest indirectly in securities issued by community banks and other financial institutions through structured products and credit derivatives. In particular, the Fund may invest in equity and junior debt tranches of community bank debt securitizations and other asset-backed securities and debt securitizations, which are collateralized by a portfolio consisting primarily of unsecured, subordinated loans made to, and unsecured, subordinated debentures, notes or other securities issued by, community banks or other financial institutions (“Structured Products”). The Fund may also invest in other securities and instruments that are related to these Structured Products or that the Adviser believes are consistent with the Fund’s investment objective, including senior debt tranches of community bank debt securitizations.
The Fund may invest in other fixed-income instruments including asset-backed securities and residential and commercial mortgage-backed securities; Structured Products, which include collateralized debt obligations (“CDOs”), collateralized loan obligations (“CLOs”), collateralized mortgage obligations (“CMOs”) and other asset backed securities and debt securitizations; high-yield securities; U.S. government securities; and floating or variable rate obligations.
The Fund may invest in the securities of other investment companies, including those that are part of the same group of investment companies as the Fund, that pursue an investment strategy that supports the Fund’s investment objective.
The Fund will concentrate its investments in the group of industries related to banks and diversified financials. This means that, under normal circumstances, the Fund will invest more than 25% of its total assets in securities issued by companies conducting their principal business activities in the group of industries related to banks and diversified financials (measured at the time of purchase) which may include, but are not limited to, banks, thrifts, finance companies, business development companies (“BDCs”) that invest primarily in loans, commercial mortgage and residential mortgage real estate investment trusts (“REITs”), brokerage and advisory firms, insurance companies and financial holding companies. The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in the group of industries related to banks and diversified financials is fundamental and may not be changed without shareholder approval.
The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars.
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund may invest, without limitation, in securities of any maturity and duration. Maturity refers to the length of time until a bond’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call and put features and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
The Fund may invest in high-yield securities and securities that are not rated by any rating agencies. These “high-yield” securities (also known as “junk bonds”) will generally be rated BB+ or lower by Standard & Poor’s Rating Group (“S&P”) or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment. Although the Fund will not acquire investments of issuers that are in default at the time of investment, the Fund may hold such securities if an investment subsequently defaults.
In pursuing its investment objectives or for hedging purposes, the Fund may utilize short selling, borrowing and various types of derivative instruments, including swaps, futures contracts, and options, although not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.
The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace, while giving special consideration to positive aggregate ESG outcomes, as discussed in more detail below.
Investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser also analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued. From time to time, the Fund may allocate its assets so as to focus on particular types of securities.
In evaluating whether each of the securities in which the Fund invests has positive aggregate ESG outcomes, the Adviser will use its own proprietary assessments of whether the investment provides measurable positive environmental, social and/or governance benefits and may also reference standards as set forth by recognized global organizations, including the United Nations’ Sustainable Development Goals, the United Nations’ Principles for Responsible Investing, the Task Force on Climate-Related Financial Disclosures, the Carbon Disclosure Project, the Sustainable Accounting Standards Board and the Global Reporting Initiative. Examples of the types of factors the Adviser may consider as part of its proprietary assessment, include, without limitation: positive environmental benefits, such as reduced carbon emissions and increased energy efficiency; positive social benefits, such as improved access to affordable housing and greater community investment; and positive corporate governance benefits, such as enhanced board independence and diversity. In addition, the Adviser believes that investments with positive aggregate ESG outcomes include those investments that promote key impact themes, including, among other things: (i) expanding access to consumer credit; (ii) broadening access to housing; (iii) supporting small businesses; (iv) sponsoring community development; (v) promoting environmental sustainability; (vi) strengthening corporate governance and gender equality; and (vii) supporting the provision of quality healthcare services.
Additionally, the Adviser may engage proactively with issuers or trustees to encourage them to improve their ESG and sustainability factors. In this regard, the Adviser may engage in direct dialogue with company management or trustees, including through in person meetings, phone calls, electronic communications, and letters. These engagement activities are designed to facilitate the Adviser’s efforts to identify opportunities for issuers and trustees to improve their ESG and sustainability practices and to work collaboratively with managers and trustees to establish concrete objectives and to develop a plan for meeting those objectives. The Fund may invest in securities issued by companies or securitization platforms whose ESG and sustainability practices, at the time of the investment, do not fully meet the Adviser’s proprietary standards, with the expectation that the Adviser’s engagement efforts and/or the company’s own initiatives will lead to improvements in the ESG and sustainability practices over time. It may also exclude those issuers and securitization platforms that are not receptive to the Adviser’s engagement efforts, as determined in the Adviser’s sole discretion. The Fund does not focus on any particular ESG issue, and the Fund’s ESG impact investment strategy and criteria may be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	The “Principal Risks” section in the Fund’s Summary Prospectus is updated to include the following ESG Impact Investing Risk:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
ESG Impact Investing Risk. The Fund’s ESG impact investment strategy limits the universe of investment opportunities available to the Fund and will affect the Fund’s exposure to certain issuers, regions and types of investments, which may result in the Fund forgoing opportunities to buy or sell certain securities when it might otherwise be advantageous to do so. Adhering to the Fund’s ESG impact investment strategy may also affect the Fund’s performance relative to similar funds that do not seek to invest in companies based on their ESG impact. Securities of issuers that the Adviser has identified as having favorable ESG characteristics may shift into and out of favor depending on market and economic conditions, and certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, which may change without notice.
The Adviser seeks to identify and invest in issuers that align with one or more key themes that the Adviser expects to have positive aggregate ESG outcomes. However, such determinations are inherently subjective, and investors’ views may differ as to what constitutes a positive or negative aggregate ESG impact outcome. There is no guarantee that the Adviser’s views, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor. In addition, there can be no assurance that issuers in which the Fund invests will be successful in their efforts to offer solutions that generate a positive ESG impact. When assessing whether an issuer meets the Fund’s investment strategy and criteria, the Adviser may use third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. In addition, the criteria used by third-party providers can differ significantly, and data can vary across providers even within industries from the same third-party provider. The Fund’s ESG impact investment strategy and criteria may be changed without shareholder approval.
Supplement Closing [Text Block]	ck0001612930_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus, Summary Prospectus and SAI for future reference.
Angel Oak Financials Income Impact Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANFLX
Angel Oak Financials Income Impact Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFLCX
Angel Oak Financials Income Impact Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ANFIX